UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22995

TrimTabs ETF Trust
 (Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Address of principal executive offices) (Zip code)

Jeff Lazar
1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Name and address of agent for service)

1-212-217-2470
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  August 1, 2017 through July 31, 2018

Item 1. Reports to Stockholders.

TrimTabs ETF Trust
TrimTabs All Cap U.S. Free-Cash-Flow ETF
TrimTabs All Cap International Free-Cash-Flow ETF

Annual Report
July 31, 2018

TrimTabs ETF Trust

TABLE OF CONTENTS

Shareholder Letter	1
Performance Summary	3
Shareholder Expense Examples	7
Portfolio Holdings Allocations	9
Schedules of Investments	10
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	35
Additional Information	36

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SHAREHOLDER LETTER
July 31, 2018 (Unaudited)

Dear Shareholder,

We are pleased to provide you with the Annual Report of the TrimTabs All Cap U.S. Free-Cash-Flow ETF (“Fund”), dated July 31, 2018.  This report of the Fund performance refers to the twelve-month period from July 31, 2017 to July 31, 2018.

For this twelve-month period, the Fund returned 22.31% measured in market price and 22.62% measured in net asset value.  By comparison, the broad-based benchmark for the Fund, the Russell 3000® Index (“Russell Index”), returned 16.39% for the period from July 31, 2017 through July 31, 2018.

US economic growth over the last reporting year has been healthy enough to help corporate profits accelerate to an annual pace in excess of 25%.  An important ingredient in the acceleration of profit growth has been the major tax cut initiated at the beginning of 2018.

There are at least three other important elements in the economic background.  First, consumer finances are in very good shape with a relatively high savings rate, low default rates and a low ratio of financial obligations to income.  There are also now more job openings than persons unemployed.  Retail sales, as a result, have held at a solid rate of growth.  Second, inventory levels have been low for most sectors of the economy.  This is providing a floor for spending.  Finally, the economy is experiencing a good acceleration in capital spending on plant and equipment as well as a strong push for research and development spending.

With this kind of general background, it is not a big surprise that the consumer discretionary and the technology sectors were leaders of stock market performance.  By the same token, the less cyclical sectors including consumer staples, utilities and telecom underperformed.  Perhaps somewhat of a surprise, the industrial and materials sectors also lagged.  In the former case, the very poor performance of giant General Electric has had a major negative impact on the industrials average.  The materials group continues to face the challenge of intense global competition for commodities.

Our fund has generally benefitted from these macro trends.  On average, the Fund has been overweighted the consumer discretionary sector and the technology sector and underweight the less cyclical sectors.  In addition, the investment philosophy of the Fund is to seek investments in high quality companies.  Our investment process reflects that philosophy in its emphasis on finding companies with strong free cash flow, strong balance sheets and reduced outstanding shares.

Our team looks forward to helping serve your investment goals and we appreciate your trust.

Ted Theodore, CFA
Janet Johnston, CFA
Portfolio Managers

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SHAREHOLDER LETTER
July 31, 2018 (Unaudited) (Continued)

Must be preceded or accompanied by a current Fund prospectus.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, consisting of 25,000 shares. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small-and mid-cap securities which involve limited liquidity and greater volatility than large-cap securities.

The Russell 3000® Index measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Index measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market. The Index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the Index.

Free Cash Flow (FCF) represents the cash that a company is able to generate after accounting for capital expenditures.

The TrimTabs All Cap U.S. Free-Cash-Flow ETF is distributed by Quasar Distributors, LLC.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

PERFORMANCE SUMMARY
July 31, 2018 (Unaudited)

Growth of a $10,000 Investment (at Net Asset Value)

Annualized Total Returns	One Year	Since Inception
TrimTabs All Cap U.S. Free-Cash-Flow ETF – NAV	22.62%	23.05%
TrimTabs All Cap U.S. Free-Cash-Flow ETF – Market	22.31%	23.05%
Russell 3000® Index	16.39%	17.79%

This chart assumes an initial gross investment of $10,000 made on September 27, 2016 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index.  The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 30, 2017 is 0.59%. For performance information current to the most recent month-end, please call 1-800-617-0004.

TrimTabs All Cap International Free-Cash-Flow ETF

SHAREHOLDER LETTER
July 31, 2018 (Unaudited)

Dear Shareholder,

We are pleased to provide you with the Annual Report of the TrimTabs All Cap International Free-Cash-Flow ETF (“Fund”), dated July 31, 2018.  This report of the Fund performance refers to the twelve-month period from July 31, 2017 to July 31, 2018.

For this twelve-month period, the Fund returned 5.05% measured in market price and 5.97% measured in net asset value.  By comparison, the broad-based benchmark for the Fund, the S&P Developed Ex-U.S. BMI Index, returned 6.50% for the period from July 31, 2017 through July 31, 2018.

The very modest economic growth of Europe during the reporting year pulled the rest of global growth lower than would have been the case.  A continued weak recovery in Italy and the ongoing challenges of the British exit from the European Union were the two problems for European growth.  On the bright side of Europe, was the acceleration in France, spurred by ongoing economic reforms.  The global picture (including the relatively strong growth in the US and Canada) was augmented by the continuing process of the important Japanese economy breaking the binds of a 25-year deflation.  An interesting feature of the country performances was that, while the UK domestic economy has struggled, its stock market did relatively better than might have been expected.  The reason largely relates to the number of substantial companies in the UK which transact most of their business in global markets and are not as affected by the pace of domestic activity.

Interest rates in the large developed countries stayed at historic low levels, despite a slow, but clear, rise in US rates.  Both very accommodative monetary policy outside the US and the absence of global inflation contributed to the maintenance of low interest rates.  Financial liquidity has been huge as measured by the daily drumbeat of major merger and acquisition activity across the globe.

Sector performance generally favored the ones which had more exposure to the expanding global economy.  The biggest winner was the energy sector which, admittedly, was bouncing back from 18 months of very weak performance and now is reflecting the rebound in crude oil prices.  Technology was another strong performer while industrials and materials also enjoyed gains.  On the negative side, banks had the poorest showing as continued major monetary policy easing was hampering lending spreads.

Our fund was appropriately overweight the cyclical sectors but would have done better had it not been underweight the healthcare group which had a strong year.

The investment philosophy of the Fund is to seek investments in high quality companies.  Our investment process reflects that philosophy in its emphasis on finding companies with strong free cash flow, strong balance sheets and reduced outstanding shares.

TrimTabs All Cap International Free-Cash-Flow ETF

SHAREHOLDER LETTER
July 31, 2018 (Unaudited) (Continued)

Our team looks forward to helping serve your investment goals and we appreciate your trust.

Ted Theodore, CFA
Janet Johnston, CFA
Portfolio Managers

Must be preceded or accompanied by a current Fund prospectus.

Past performance is no guarantee of future results.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, consisting of 25,000 shares. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small-and mid-cap securities which involve limited liquidity and greater volatility than large-cap securities. Returns on investments in foreign securities could be more volatile than investments in securities of domestic issuers.

The S&P Developed ex-U.S. BMI Index (“S&P Index”) is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. The S&P Index is float adjusted, meaning that only those shares publicly available to investors are included in the S&P Index calculation.  It is not possible to invest directly into an index.

Free Cash Flow (FCF) represents the cash that a company is able to generate after accounting for capital expenditures.

The TrimTabs All Cap International Free-Cash-Flow ETF is distributed by Quasar Distributors, LLC.

TrimTabs All Cap International Free-Cash-Flow ETF

PERFORMANCE SUMMARY
July 31, 2018 (Unaudited)

Growth of a $10,000 Investment (at Net Asset Value)

Annualized Total Returns	One Year	Since Inception
TrimTabs All Cap International
Free-Cash-Flow ETF – NAV	5.97%	7.30%
TrimTabs All Cap International
Free-Cash-Flow ETF – Market	5.05%	7.93%
S&P Developed ex-U.S. BMI Index	6.50%	8.55%

This chart assumes an initial gross investment of $10,000 made on June 27, 2017 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index.  The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 30, 2017 is 0.59%. For performance information current to the most recent month-end, please call 1-800-617-0004.

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended July 31, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information provided in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended July 31, 2018 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	2/1/18 –
	2/1/18	7/31/18	7/31/18(a)
TrimTabs All Cap U.S.
Free-Cash-Flow ETF
Actual	$1,000.00	$1,027.70	$2.97
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.87	$2.96

(a)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period.

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	2/1/18 –
	2/1/18	7/31/18	7/31/18(a)
TrimTabs All Cap International
Free-Cash-Flow ETF
Actual	$1,000.00	$ 963.70	$2.87
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.87	$2.96

(a)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period.

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
July 31, 2018 (Unaudited)

TrimTabs All Cap U.S. Free-Cash-Flow ETF

Consumer Discretionary	18.1%
Consumer Staples	6.7%
Energy	4.8%
Financials	14.2%
Health Care	10.6%
Industrials	15.1%
Information Technology	25.8%
Materials	2.7%
Real Estate	1.8%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	0.0	%(a)
Total Net Assets	100.0%

(a) Less than 0.05%

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
July 31, 2018 (Unaudited)

TrimTabs All Cap International Free-Cash-Flow ETF

Australia	7.0%
Canada	4.8%
Denmark	2.3%
Finland	2.7%
France	11.3%
Germany	7.2%
Hong Kong	2.0%
Italy	3.7%
Japan	27.0%
Netherlands	2.4%
Norway	4.8%
Republic of Korea	4.8%
Singapore	1.1%
Sweden	3.1%
Switzerland	3.7%
United Kingdom	11.7%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2018

	Shares	Value
COMMON STOCKS – 99.8%

Consumer Discretionary – 18.1%
Aaron’s, Inc.	20,978	$908,557
Best Buy Co., Inc.	13,012	976,290
Burlington Stores, Inc. (a)	7,889	1,205,518
Deckers Outdoor Corp. (a)	9,739	1,098,851
Domino’s Pizza, Inc.	4,362	1,145,723
Gentex Corp.	40,152	931,526
Las Vegas Sands Corp.	11,693	840,727
Lear Corp.	5,480	987,112
Marriott International, Inc.	7,533	963,019
NVR, Inc. (a)	258	711,933
Polaris Industries, Inc.	7,778	819,957
Sirius XM Holdings, Inc.	133,761	939,002
Sotheby’s (a)	15,055	799,571
Starbucks Corp.	13,333	698,516
Steven Madden Ltd.	19,295	1,042,895
The Children’s Place, Inc.	7,116	874,557
The Home Depot, Inc.	5,259	1,038,758
Ulta Beauty, Inc. (a)	3,865	944,567
Wolverine World Wide, Inc.	29,655	1,049,194
		17,976,273
Consumer Staples – 6.7%
Costco Wholesale Corp.	4,816	1,053,307
Monster Beverage Corp. (a)	15,840	950,717
National Beverage Corp.	9,176	968,160
Sysco Corp.	13,766	925,213
The Boston Beer Co., Inc. – Class A (a)	3,657	1,005,492
The Estee Lauder Companies, Inc. – Class A	6,446	869,823
Walmart, Inc.	9,391	837,959
		6,610,671
Energy – 4.8%
ConocoPhillips	17,143	1,237,210
HollyFrontier Corp.	14,126	1,053,517
Phillips 66	9,305	1,147,679
Valero Energy Corp.	11,463	1,356,646
		4,795,052

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2018 (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Financials – 14.2%
Brown & Brown, Inc.	34,998	$1,024,042
Comerica, Inc.	9,634	933,920
Eaton Vance Corp.	17,229	915,377
First Citizens BancShares, Inc. – Class A	2,074	843,745
FirstCash, Inc.	12,586	1,021,983
Houlihan Lokey, Inc. – Class A	17,490	859,808
JPMorgan Chase & Co.	8,095	930,520
LPL Financial Holdings, Inc.	13,804	915,067
MarketAxess Holdings, Inc.	4,033	781,475
Moody’s Corp.	6,120	1,047,254
Morningstar, Inc.	8,646	1,141,272
MSCI, Inc.	5,896	979,856
State Street Corp.	8,483	749,134
SunTrust Banks, Inc.	13,747	990,746
The Progressive Corp.	16,387	983,384
		14,117,583
Health Care – 10.6%
AbbVie, Inc.	8,413	775,931
Amgen, Inc.	3,924	771,262
Cerner Corp. (a)	11,488	713,175
Chemed Corp.	3,545	1,120,326
IDEXX Laboratories, Inc. (a)	5,071	1,242,040
Illumina, Inc. (a)	4,146	1,344,797
Innoviva, Inc. (a)	49,953	706,835
Inogen, Inc. (a)	6,617	1,318,437
Myriad Genetics, Inc. (a)	31,317	1,370,119
Zoetis, Inc.	12,789	1,105,993
		10,468,915
Industrials – 15.1%
AO Smith Corp. – Class A	13,759	819,073
Delta Air Lines, Inc.	15,376	836,762
Donaldson Co., Inc.	17,448	832,269
Expeditors International of Washington, Inc.	13,206	1,005,901
Forward Air Corp.	15,810	1,010,259
Huntington Ingalls Industries, Inc.	3,953	921,247
Insperity, Inc.	11,500	1,093,650

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2018 (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Industrials – 15.1% (Continued)
Landstar System, Inc.	8,740	$971,451
Norfolk Southern Corp.	6,392	1,080,248
Northrop Grumman Corp.	2,979	895,160
Old Dominion Freight Line, Inc.	6,724	987,083
Robert Half International, Inc.	17,987	1,362,695
Rockwell Automation, Inc.	4,580	859,025
Rollins, Inc.	19,767	1,085,999
The Boeing Co.	3,280	1,168,664
		14,929,486
Information Technology – 25.8%
ANSYS, Inc. (a)	5,609	947,248
Apple, Inc.	5,809	1,105,395
Applied Materials, Inc.	17,783	864,787
Aspen Technology, Inc. (a)	13,007	1,245,941
Broadridge Financial Solutions, Inc.	10,500	1,186,290
Cadence Design Systems, Inc. (a)	22,603	996,566
CDK Global, Inc.	11,693	730,228
Cognizant Technology Solutions Corp.	11,256	917,364
FLIR Systems, Inc.	19,734	1,156,412
Fortinet, Inc. (a)	19,295	1,213,849
HP, Inc.	44,184	1,019,767
Integrated Device Technology, Inc. (a)	30,229	1,040,785
IPG Photonics Corp. (a)	4,251	697,334
Jack Henry & Associates, Inc.	7,769	1,046,484
Match Group, Inc. – Class A (a)	26,961	973,831
Maxim Integrated Products, Inc.	16,498	1,008,688
Microsoft Corp.	9,954	1,055,920
Monolithic Power Systems, Inc.	8,012	1,063,032
NVIDIA Corp.	4,800	1,175,328
Stamps.com, Inc. (a)	3,845	1,003,545
Teradata Corp. (a)	24,228	927,690
Texas Instruments, Inc.	8,978	999,431
VeriSign, Inc. (a)	8,520	1,237,360
Versum Materials, Inc.	22,999	886,611
Visa, Inc. – Class A	7,764	1,061,649
		25,561,535

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2018 (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Materials – 2.7%
Louisiana-Pacific Corp.	32,309	$869,758
Southern Copper Corp.	18,753	925,648
Steel Dynamics, Inc.	19,565	921,316
		2,716,722
Real Estate – 1.8%
Jones Lang LaSalle, Inc.	5,490	938,845
Rayonier, Inc. (b)	25,442	890,724
		1,829,569
TOTAL COMMON STOCKS
(Cost $88,131,326)		99,005,806

SHORT-TERM INVESTMENTS – 0.2%

Money Market Funds – 0.2%
Fidelity Institutional Money Market Funds –
Government Portfolio, Institutional Class, 1.800% (c)	219,879	219,879
TOTAL SHORT-TERM INVESTMENTS
(Cost $219,879)		219,879

Total Investments (Cost $88,351,205) – 100.0%		99,225,685
Liabilities in Excess of Other Assets – 0.0% (d)		(12,124)
TOTAL NET ASSETS – 100.0%		$99,213,561

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Real Estate Investment Trust
(c)	Rate disclosed is the seven day yield as of July 31, 2018.
(d)	Less than 0.05%
For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2018

	Shares	Value
COMMON STOCKS – 96.6%

Consumer Discretionary – 13.4%
Cie Plastic Omnium SA	2,538	$106,455
Fast Retailing Co. Ltd.	346	150,852
Haseko Corp.	7,249	95,884
Informa PLC	12,750	132,105
InterContinental Hotels Group PLC	1,740	107,499
Kering SA	270	143,970
Oriental Land Co. Ltd.	1,373	148,947
Puma SE	215	107,854
Stanley Electric Co. Ltd.	2,873	100,593
Toyota Motor Corp.	1,772	115,767
Zenrin Co. Ltd.	5,364	146,315
		1,356,241
Consumer Staples – 10.2%
Asahi Group Holdings Ltd.	2,357	114,293
Beiersdorf AG	862	100,394
Coca-Cola Bottlers Japan Holdings, Inc.	2,768	99,640
Diageo PLC	3,366	123,793
Remy Cointreau SA	859	117,322
Shiseido Co. Ltd.	1,730	127,025
Swedish Match AB	2,492	136,263
Treasury Wine Estates Ltd.	8,455	115,707
WH Group Ltd. (b)	120,000	96,317
		1,030,754
Energy – 7.9%
DNO ASA (a)	95,884	203,073
JXTG Holdings, Inc.	18,000	131,923
Neste Oyj	1,973	162,929
Saipem SpA (a)	25,081	131,127
TGS NOPEC Geophysical Co. ASA	4,500	171,578
		800,630
Financials – 11.0%
DNB ASA	5,329	107,506
HSBC Holdings PLC – ADR	2,364	114,465
KB Financial Group, Inc. – ADR	2,004	96,693
Mitsubishi UFJ Financial Group, Inc.	15,874	97,872

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2018 (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Financials – 11.0% (Continued)
National Bank of Canada	2,215	$108,583
Partners Group Holding AG	176	133,758
The Shizuoka Bank Ltd.	11,538	106,490
Tokio Marine Holdings, Inc.	2,652	125,728
Tryg A/S	4,732	115,765
United Overseas Bank Ltd.	5,357	106,325
		1,113,185
Health Care – 7.7%
Cochlear Ltd.	743	112,257
CSL Ltd.	814	118,902
ICON PLC (a)	840	116,894
Indivior PLC (a)	24,096	96,715
Ipsen SA	738	122,672
Novo Nordisk A/S – Class A	2,342	116,925
Orexo AB (a)	19,012	91,893
		776,258
Industrials – 15.1%
Ashtead Group PLC	3,870	118,912
CAE, Inc.	6,172	128,578
Concentric AB	5,126	88,611
Hitachi Construction Machinery Co. Ltd.	3,248	103,701
Intertek Group PLC	1,596	123,175
Kajima Corp.	11,250	87,634
Legrand SA	1,575	115,734
Nidec Corp.	874	126,471
Qantas Airways Ltd.	24,400	121,820
Recruit Holdings Co. Ltd.	4,875	133,194
Rheinmetall AG	909	109,801
Safran SA	1,050	130,209
Wolters Kluwer NV	2,223	134,028
		1,521,868
Information Technology – 17.5%
ASML Holding NV	501	107,502
CGI Group, Inc. – Class A (a)	2,100	135,571
Dassault Systemes SE	870	130,015

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2018 (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Information Technology – 17.5% (Continued)
Halma PLC	6,222	$114,905
Infineon Technologies AG	3,760	99,630
REA Group Ltd.	1,671	107,759
Reply SpA	1,924	130,264
Samsung Electronics Co. Ltd. (c)	81	83,268
SCREEN Holdings Co. Ltd.	1,249	91,037
Siltronic AG	564	98,366
Software AG	2,061	97,317
Square Enix Holdings Co. Ltd.	2,625	123,955
Tencent Holdings Ltd.	2,312	104,627
Tokyo Electron Ltd.	499	85,484
Ubisoft Entertainment SA (a)	1,500	165,649
Yaskawa Electric Corp.	2,652	87,044
		1,762,393
Materials – 10.4%
Air Liquide SA	880	112,678
FUCHS PETROLUB SE	2,250	118,396
Givaudan SA	48	112,613
Iluka Resources Ltd.	15,075	128,239
Mitsubishi Gas Chemical Co., Inc.	4,249	94,621
Rio Tinto PLC	2,325	128,063
Sika AG	900	128,072
UPM-Kymmene OYJ	3,068	108,918
West Fraser Timber Co. Ltd.	1,848	114,785
		1,046,385
Real Estate – 1.1%
Japan Excellent, Inc. (d)	85	109,238

Utilities – 2.3%
Italgas SpA	19,038	109,551
Toho Gas Co. Ltd.	3,750	127,611
		237,162
TOTAL COMMON STOCKS
(Cost $9,159,247)		9,754,114

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
July 31, 2018 (Continued)

	Shares	Value
EXCHANGE TRADED FUNDS – 3.0%
iShares MSCI South Korea ETF	4,489	$301,930
TOTAL EXCHANGE TRADED FUNDS
(Cost $326,853)		301,930

SHORT-TERM INVESTMENTS – 0.3%

Money Market Funds – 0.3%
Fidelity Institutional Money Market Funds –
Government Portfolio, Institutional Class, 1.800% (e)	29,988	29,988
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,988)		29,988

Total Investments (Cost $9,516,088) – 99.9%		10,086,032
Other Assets in Excess of Liabilities – 0.1%		12,362
TOTAL NET ASSETS – 100.0%		$10,098,394

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2018, the value of these securities total $96,317 or 0.95% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2018, the value of these securities amounted to $83,268 or 0.82% of net assets.

(d)	Real Estate Investment Trust
(e)	Rate disclosed is the seven day yield as of July 31, 2018.
For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS & LIABILITIES
July 31, 2018

		TrimTabs
	TrimTabs	All Cap
	All Cap U.S.	International
	Free-Cash-Flow	Free-Cash-Flow
	ETF	ETF
ASSETS
Investments in Securities, at Value*	$99,225,685	$10,086,032
Interest and Dividends Receivable	34,560	17,377
Total Assets	99,260,245	10,103,409

LIABILITIES
Management Fees Payable	46,684	5,015
Total Liabilities	46,684	5,015
NET ASSETS	$99,213,561	$10,098,394

NET ASSETS CONSIST OF:
Paid-in Capital	$88,779,675	$9,625,281
Undistributed Net Investment Income	215,115	57,516
Accumulated Net Realized Loss	(655,709)	(154,074)
Net Unrealized Appreciation (Depreciation) on:
Investments in Securities	10,874,480	569,944
Foreign Currencies	—	(273)
Net Assets	$99,213,561	$10,098,394
* Identified Cost:
Investments in Securities	$88,351,205	$9,516,088

Net Asset Value (unlimited shares authorized):
Net Assets	$99,213,561	$10,098,394
Shares Outstanding (No Par Value)	2,725,000	375,000
Net Asset Value, Offering and
Redemption Price per Share	$36.41	$26.93

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Year Ended July 31, 2018

		TrimTabs
	TrimTabs	All Cap
	All Cap U.S.	International
	Free-Cash-Flow	Free-Cash-Flow
	ETF	ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax
of $0 and $18,471, respectively)	$625,742	$152,088
Interest	2,367	386
Total Investment Income	628,109	152,474

Expenses:
Management Fees	313,880	48,067
Total Expenses	313,880	48,067
Net Investment Income	314,229	104,407

REALIZED & UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net Realized Loss on:
Investment Securities	(422,097)	(151,355)
Foreign Currencies	—	(27,433)
Total	(422,097)	(178,788)
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments Securities	9,084,907	488,246
Foreign Currencies	—	(353)
Total	9,084,907	487,893
Net Realized and Unrealized
Gain on Investments	8,662,810	309,105
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$8,977,039	$413,512

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	July 31, 2018	July 31, 2017(a)
OPERATIONS
Net Investment Income	$314,229	$68,344
Net Realized Loss on Investments	(422,097)	(233,612)
Change in Unrealized
Appreciation of Investments	9,084,907	1,789,573
Net Increase in Net Assets
Resulting from Operations	8,977,039	1,624,305

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(155,755)	(11,703)
Total Distributions to Shareholders	(155,755)	(11,703)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	62,818,280	25,961,395
Net Increase in Net Assets Derived from
Capital Share Transactions (b)	62,818,280	25,961,395
Net Increase in Net Assets	$71,639,564	$27,573,997

NET ASSETS
Beginning of Period	$27,573,997	$—
End of Period	$99,213,561	$27,573,997
Undistributed Net Investment Income	$215,115	$56,641

(a)	Fund commenced operations on September 27, 2016.
(b)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	1,800,000	925,000
	Net Increase	1,800,000	925,000

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	July 31, 2018	July 31, 2017(a)
OPERATIONS
Net Investment Income	$104,407	$1,091
Net Realized Gain (Loss) on Investments
and Foreign Currencies	(178,788)	4
Change in Unrealized Appreciation of
Investments and Foreign Currencies	487,893	81,778
Net Increase in Net Assets
Resulting from Operations	413,512	82,873

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(23,272)	—
Total Distributions to Shareholders	(23,272)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,886,063	3,739,218
Net Increase in Net Assets Derived from
Capital Share Transactions (b)	5,886,063	3,739,218
Net Increase in Net Assets	$6,276,303	$3,822,091

NET ASSETS
Beginning of Period	$3,822,091	$—
End of Period	$10,098,394	$3,822,091
Undistributed Net Investment Income	$57,516	$1,095

(a)	Fund commenced operations on June 27, 2017.
(b)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	225,000	150,000
	Net Increase	225,000	150,000

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Period Ended
	July 31, 2018	July 31, 2017(a)
Net Asset Value, Beginning of Year/Period	$29.81	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.21	0.16
Net Realized and Unrealized
Gain on Investments	6.53	4.70
Total from Investment Operations	6.74	4.86

Less Distributions:
From Net Investment Income	(0.14)	(0.05)
Total Distributions	(0.14)	(0.05)
Net Asset Value, End of Year/Period	$36.41	$29.81
Total Return	22.62%	19.47	%(c)

Supplemental Data:
Net Assets at End of Year/Period (000’s)	$99,214	$27,574

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59%	0.59	%(d)
Net Investment Income to Average Net Assets	0.60%	0.68	%(d)
Portfolio Turnover Rate(e)	42%	63	%(c)

(a)	Commencement of operations on September 27, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excludes impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Period Ended
	July 31, 2018	July 31, 2017(a)
Net Asset Value, Beginning of Year/Period	$25.48	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.34	0.01
Net Realized and Unrealized
Gain on Investments	1.18	0.47
Total from Investment Operations	1.52	0.48

Less Distributions:
From Net Investment Income	(0.07)	—
Total Distributions	(0.07)	—
Net Asset Value, End of Year/Period	$26.93	$25.48
Total Return	5.97%	1.92	%(c)

Supplemental Data:
Net Assets at End of Year/Period (000’s)	$10,098	$3,822

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59%	0.59	%(d)
Net Investment Income to Average Net Assets	1.28%	0.35	%(d)
Portfolio Turnover Rate(e)	83%	0	%(c)

(a)	Commencement of operations on June 27, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excludes impact of in-kind transactions, if any

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018

1.  ORGANIZATION

The TrimTabs All Cap U.S. Free-Cash-Flow ETF (formerly known as the TrimTabs Float Shrink ETF) and TrimTabs All Cap International Free-Cash-Flow ETF (each, a “Fund” and collectively, the “Funds”) are each a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TrimTabs All Cap U.S. Free-Cash-Flow ETF commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. TrimTabs All Cap International Free-Cash-Flow ETF commenced operations on June 27, 2017 and that is the date the initial creation units were established.  The Fund seeks to generate long-term returns in excess of the total return of the S&P Developed ex-U.S.  BMI Index, with similar volatility to the S&P Developed ex-U.S. BMI Index.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. TrimTabs All Cap U.S. Free-Cash-Flow ETF charges $500 for the standard fixed creation fee and TrimTabs All Cap International Free-Cash-Flow ETF charges $1,500 for the standard fixed creation fee, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Continued)

to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. There were no variable fees charged in either Fund during the fiscal year. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

Dividend Distributions:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2018, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2018, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Continued)

Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.  The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statement of Operations.  The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Cboe is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

Guarantees and Indemnifications: The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.  The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  However, based on industry experience, the Funds expect that risk of loss to be remote.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2018, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$—	$—	$—
TrimTabs All Cap International
Free-Cash-Flow ETF	(24,714)	24,714	—

During the fiscal year ended July 31, 2018, the Funds did not realize any net capital gain resulting from in-kind redemptions.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Continued)

Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.  Based on this evaluation, no adjustments or disclosures were required to the financial statements.

3.  SECURITIES VALUATION

Investment Valuation:  Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Funds’ Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The FASB established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Continued)

securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

TrimTabs All Cap U.S. Free-Cash-Flow ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$99,005,806	$—	$—	$99,005,806
Short-Term Investments	219,879	—	—	219,879
Total Investments
in Securities	$99,225,685	$—	$—	$99,225,685

^  See Schedule of Investments for sector breakouts.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Continued)

TrimTabs All Cap International Free-Cash-Flow ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,754,114	$—	$—	$9,754,114
Exchange Traded Funds	301,930	—	—	301,930
Short-Term Investments	29,988	—	—	29,988
Total Investments
in Securities	$10,086,032	$—	$—	$10,086,032

^  See Schedule of Investments for sector breakouts.

The Funds did not invest in any Level 3 securities during the period.  There were no transfers between Levels 1, 2 or 3 during the period.  It is the Funds’ policy to consider transfers between Levels as of the end of the reporting period.

4.  OTHER RELATED PARTY TRANSACTIONS

TrimTabs Asset Management, LLC. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, each Fund pays the Adviser 0.59% at an annual rate based on each Fund’s average daily net assets.  Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

5.  SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services”) doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services.  Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Continued)

6.  INVESTMENT TRANSACTIONS

For the fiscal year ended July 31, 2018, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$23,354,119	$22,701,320
TrimTabs All Cap International Free-Cash-Flow ETF	$6,873,408	$6,763,672

For the fiscal year ended July 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$62,149,272	$—
TrimTabs All Cap International Free-Cash-Flow ETF	$5,836,382	$—

For the fiscal year ended July 31, 2018, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

7.  INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of July 31, 2018 were as follows:

		TrimTabs
	TrimTabs	All Cap
	All Cap U.S.	International
	Free-Cash-Flow	Free-Cash-Flow
	ETF	ETF
Tax cost of investments	$88,370,732	$9,516,122
Gross tax unrealized appreciation	12,813,508	935,828
Gross tax unrealized depreciation	(1,958,555)	(366,191)
Net tax unrealized appreciation	10,854,953	569,637
Undistributed ordinary income	215,115	57,516
Undistributed long-term gain	—	—
Total distributable earnings	215,115	57,516
Other accumulated	(636,182)	(154,040)
Total accumulated gain	$10,433,886	$473,113

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Continued)

At July 31, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Expires
TrimTabs All Cap U.S.
Free-Cash-Flow ETF	$636,182	Indefinite
TrimTabs All Cap International
Free-Cash-Flow ETF	$154,040	Indefinite

The tax character of distributions paid by the Funds during the fiscal year ended July 31, 2018 and July 31, 2017 was as follows:

	Ordinary Income
	July 31, 2018	July 31, 2017
TrimTabs All Cap U.S.
Free-Cash-Flow ETF	$155,755	$11,703
TrimTabs All Cap International
Free-Cash-Flow ETF	$23,272	$—

8.  CERTAIN RISKS

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Depositary Receipts Risk.  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Continued)

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to net asset value (or “NAV”).

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

International Closed Market Trading Risk. Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of the Fund’s Intraday Indicative Value (“IIV”). As a result, Shares may appear to trade at a significant discount or premium to NAV.

Large Shareholder Risk. Certain shareholders, including the Adviser or an affiliate of the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.  The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Europe Risk.  Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about withdrawal of member countries from the EU and economic downturns and rising government debt levels in several European

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Continued)

countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Risk.  A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Japan Risk.  The Japanese economy may be subject to considerable degrees of economic, political and social instability. Since 2000, Japan’s economic growth rate has remained relatively low. In addition, Japan is subject to the risk of natural disasters, such as earthquakes and tsunamis.

Large Capitalization Company Risk.  The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that the Fund will achieve its investment objective.  This could result in the Fund underperforming comparable investment vehicles.

Market Events Risk.  Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2018 (Continued)

Sector Concentration Risk.  To the extent that the Fund’s investments are focused on a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular industry or group of industries could increase the Fund’s volatility over the short term.

Small and Medium Capitalization Company Risk.  Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

TrimTabs ETF Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of TrimTabs ETF Trust
and the Shareholders of TrimTabs All Cap U.S. Free-Cash-Flow ETF
and TrimTabs All Cap International Free-Cash-Flow ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of TrimTabs All Cap U.S. Free-Cash-Flow ETF (formerly known as the TrimTabs Float Shrink ETF) and TrimTabs All Cap International Free-Cash-Flow ETF, each a series of shares of beneficial interest in TrimTabs ETF Trust (the “Funds”), including the schedules of investments, as of July 31, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the periods from September 27, 2016 (commencement of operations of TrimTabs All Cap U.S. Free-Cash-Flow ETF)  and June 27, 2017 (commencement of operations of TrimTabs All Cap International Free-Cash-Flow ETF) to July 31 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2018, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the year or periods in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the TrimTabs ETF Trust since 2016.

Philadelphia, Pennsylvania
September 27, 2018

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2018 (Unaudited)

1.  FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.trimtabsfunds.com.

2.  FEDERAL TAX INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended July 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

TrimTabs All Cap U.S. Free-Cash-Flow ETF	100.00%
TrimTabs All Cap International Free-Cash-Flow ETF	94.22%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2018, was as follows:

TrimTabs All Cap U.S. Free-Cash-Flow ETF	100.00%
TrimTabs All Cap International Free-Cash-Flow ETF	12.72%

SHORT-TERM CAPITAL GAIN
The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

TrimTabs All Cap U.S. Free-Cash-Flow ETF	0.00%
TrimTabs All Cap International Free-Cash-Flow ETF	0.00%

3.  DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll free at 1-800-617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  Each Fund’s portfolio holdings are posted daily on their website at www.trimtabsfunds.com.

4.  PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll free at 1-800-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.trimtabsfunds.com.  Information on how the Funds voted proxies related to portfolio securities during the period ended June 30 is available without charge, upon request, by calling 1-800-617-0004 or by accessing the website of the SEC.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2018 (Unaudited) (Continued)

5.  INVESTMENT ADVISORY AGREEMENT APPROVAL

At a meeting held on April 11, 2018, the Board of Trustees (“Board”) of TrimTabs ETF Trust (“Trust”), including the Trustees who are not “interested persons” of the Trust or TrimTabs Asset Management, LLC (“TTAM” or “Adviser”) (such Trustees, the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement (“Agreement”) between TTAM and the Trust, on behalf of the TrimTabs All Cap U.S. Free-Cash-Flow ETF (the “Fund” or “TTAC”).

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed materials furnished by TTAM and met with senior representatives of TTAM. The Board considered the following factors, among others, in connection with its renewal of the Agreement: (1) the nature, extent, and quality of the services provided by TTAM; (2) the investment performance of the Fund; (3) a comparison of fees and expenses; (4) profitability of the Fund to TTAM; (5) the extent to which economies of scale might be realized as the Fund grows; and (6) any ancillary benefits derived by TTAM from its relationship with the Fund.  The Board also considered the materials that they had received at past meetings, including at routine quarterly meetings, relating to the nature, extent and quality of TTAM’s services, including information concerning the Fund’s advisory fee, total expense ratio and performance.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of TTAM who perform services for the Fund, the compliance function of TTAM, and the financial condition of TTAM.  Further, the Board evaluated the integrity of TTAM’s personnel, the experience of the portfolio management team and the management of the Fund’s investments in accordance with its stated investment objective and policies. The Board also considered the demonstrated ability of the portfolio managers to continue to manage the Fund’s investments in accordance with the Fund’s stated investment objective (i.e., generating long-term returns that exceed those of the Russell 3000 Index (the “Russell 3000”) and TTAM’s use of a quantitative active management strategy that generally selects approximately 100 companies among the stocks that generate free cash flow and reduce their share count.  In addition, the Board evaluated the experience of the portfolio management team in continuing to manage assets of other series of the Trust, such as the TrimTabs All Cap International Free-Cash-Flow ETF (“TTAI”). Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services supported renewal of the Agreement.

Performance

With respect to the performance of the Fund, the Board considered the Fund’s performance since inception, for the one-year period, and for the prior quarter.  In this regard, among other things, the Board considered the Fund’s total return compared to the total return of its benchmark index, the Russell 3000, as well as to a group of funds

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2018 (Unaudited) (Continued)

identified by TTAM, which were initially gleaned from the Fund’s Morningstar classification, as comparable (“Peer Group”).  The Board observed that the Fund had outperformed the Russell 3000, the Peer Group median, and the Peer Group average for each of the since-inception period, the one-year period, and the prior quarter. The Board also considered the strong performance of the other series of the Trust, TTAI, with somewhat similar investment objectives and strategies.  Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the Fund’s investment performance supported renewal of the Agreement.

Comparative Fees and Expenses

The Board considered the fee structure of the Agreement with respect to the Fund.  The Board also reviewed information compiled by TTAM comparing the Fund’s advisory fee and net expense ratio to the advisory fee and net expense ratios of the Fund’s Peer Group.  The Board noted that the Fund’s advisory fee and net expense ratio were both lower than the median and average of the Fund’s Peer Group. Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the Fund’s fees and expenses supported renewal of the Agreement.

Costs and Profitability

The Board also reviewed the overall profitability to TTAM of the Fund.  In this regard, the Board noted that, under the unitary fee structure, TTAM, and not the Fund, is responsible for covering all of the Fund’s expenses in exchange for payment of the advisory fee.  Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the profitability to TTAM supported renewal of the Agreement.

Economies of Scale

The Board further considered whether economies of scale would be realized by the Fund as its assets continue to increase, including the extent to which this is reflected in the level of fees charged.  The Board noted that the advisory fee schedule for the Fund does not currently include breakpoints.  Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the possibility of realizing future economies of scale was not a material factor to be considered in connection with the renewal of the Agreement.

Ancillary Benefits

The Board then considered the extent to which TTAM might derive ancillary (or fall-out) benefits as a result of its relationship with the Fund.  For example, the Board noted that TTAM may engage in soft dollar transactions in the future, although it does not currently plan to do so. The Board also noted that TTAM may obtain a reputational benefit from the continued success of the Fund.  Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that ancillary benefits were not a material factor to be considered in connection with the renewal of the Agreement.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2018 (Unaudited) (Continued)

Conclusion

Based on their review of the facts and circumstances related to the Agreement, the Board concluded that the Fund and its shareholders could benefit from TTAM’s continued management.  Thus, the Board determined that the renewal of the Agreement with respect to the Fund was appropriate and in the best interest of the Fund’s shareholders.  In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors.  After reviewing a memorandum from Independent Trustee counsel discussing the legal standards applicable to the Board’s consideration of the Agreement, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

6.  TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below.  The address of each Trustee of the Trust is c/o TrimTabs Asset Management, LLC 1345 Avenue of the Americas, 2nd Floor, New York, NY, 10105.  The Funds’ SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-617-0004.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Independent Trustees
Stephen J. Posner	Trustee	Since	Financial Advisor,	2	Director, TrimTabs
YOB: 1944		2014	Wunderlich		Investment Research
			Securities, Inc.		(2016-2017).**
(2005-2014).

David A. Kelly	Trustee	Since	Founder and	2	Member, Audit
YOB: 1938		2015	President, Three		Committee,
			Lakes Advisors, Inc.		Greenwich Historical
			(1996-present).		Society (2011-2013).

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2018 (Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Interested Trustee*
Charles Biderman	Trustee;	Trustee	Consultant,	2	None.
YOB: 1946	formerly	since	Informa TrimTabs
	President	2014;	(2017-2017);
		President	Founder, TrimTabs
		from	Asset Management,
		2014 to	LLC (1990-2017);
		2017	Founder and Chief
Executive Officer,
TrimTabs Investment
Research (1990-
2017); President,
TrimTabs Index
Services, LLC
(2014-2016).

*	Mr. Biderman is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his employment with and ownership interest in TrimTabs.
**	TrimTabs Investment Research does not control and is not controlled by or under common control with the Adviser.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2018 (Unaudited) (Continued)

Name,	Position(s)	Term of Office and	Principal Occupation
Year of Birth	Held with Trust	Length of Time Served	During Past 5 Years
Officers
Theodore M. Theodore	President and	President and Principal	Vice Chairman and Chief
YOB: 1940	Principal Executive	Executive Officer since	Investment Officer,
	Officer; formerly	2017; Vice President	TrimTabs Asset
	Vice President	from 2015-2017	Management, LLC
(2015-present); Senior
Managing Director,
Quantitative Analysis
Services (2014-2015);
managing Partner, Horizons
Advisory (2012-2014);
Co-Chief Investment
Officer, Avatar Associates
(1989-2012).

Jeffrey Lazar	Chief Compliance	Since 2016	Chief Operating Officer
YOB: 1959	Officer, Anti-Money		and Chief Compliance
	Laundering Officer		Officer, TrimTabs Asset
	and Principal		Management, LLC
	Financial Officer		(2016-present); Chief
Operating Officer, Dasoma
Capital Management,
LLC (2014-2016); Chief
Financial Officer, Everkey
Global Partners (2008-2014).

Investment Adviser
TrimTabs Asset Management, LLC
1345 Avenue of the Americas, 2nd Floor
New York, NY 10105

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of TrimTabs ETF Trust has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were BBD, LLP. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

	FYE 07/31/18	FYE 07/31/17
Audit Fees	$12,500	$12,500
Audit-Related Fees
Tax Fees	$3,000	$3,000
All Other Fees

TrimTabs All Cap International. Free-Cash-Flow ETF

	FYE 07/31/18	FYE 07/31/17
Audit Fees	$14,500	$10,000
Audit-Related Fees
Tax Fees	$3,000	$3,000
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

TrimTabs All Cap U.S. Free-Cash-Flow ETF

	FYE 07/31/2018	FYE 07/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

TrimTabs All Cap International. Free-Cash-Flow ETF

	FYE 07/31/2018	FYE 07/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

Non-Audit Related Fees	FYE 07/31/2018	FYE 07/31/2017
Registrant	-	-
Registrant’s Investment Adviser	-	-

TrimTabs All Cap International Free-Cash-Flow ETF

Non-Audit Related Fees	FYE 07/31/2018	FYE 07/31/2017
Registrant	-	-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David Kelly and Stephen Posner.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of TrimTabs ETF Trust.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TrimTabs ETF Trust

By (Signature and Title)*    /s/Theodore M. Theodore
Theodore M. Theodore, President (Principal Executive Officer)

Date    September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Theodore M. Theodore
Theodore M. Theodore, President (Principal Executive Officer)

Date    September 27, 2018

By (Signature and Title)*    /s/Jeff Lazar
Jeff Lazar, Treasurer (Principal Financial Officer)

Date    September 27, 2018

* Print the name and title of each signing officer under his or her signature.